CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
REVENUE	£ 401,410	£ 305,133
Cost of sales	(261,496)	(200,382)
GROSS PROFIT	139,914	104,751
Selling, general and administrative expenses	(76,242)	(59,624)
Net impairment losses on financial assets	(3,644)	(1,812)
OPERATING PROFIT	60,028	43,315
Net finance (expense) / income	(1,189)	683
PROFIT BEFORE TAX	58,839	43,998
Tax on profit on ordinary activities	(12,092)	(8,047)
PROFIT FOR THE PERIOD	46,747	35,951
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	823	(1,528)
Total comprehensive income for the period	£ 47,570	£ 34,423
EARNINGS PER SHARE:
Weighted average number of shares outstanding - Basic (in shares)	56,962,777	55,911,086
Weighted average number of shares outstanding - Diluted (in shares)	57,923,559	57,880,029
Basic EPS (in gbp per share)	£ 0.82	£ 0.64
Diluted EPS (in gbp per share)	£ 0.81	£ 0.62
Direct cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of sales	£ (249,253)	£ (189,292)
Allocated cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of sales	£ (12,243)	£ (11,090)